Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2016
Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2016, December 31, 2015 and December 31, 2014:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2013	2,973,788	2,973,788	$24.20	$9.57
Granted	366,985	366,985	$45.82	$14.09
Exercised	(926,407)	(926,407)	$24.02	$9.45
Cancelled	(186,666)	(186,666)	$22.17	$9.01
Outstanding at December 31, 2014	2,227,700	2,227,700	$28.00	$10.40
Granted	259,059	259,059	$68.25	$19.75
Exercised	(773,753)	(773,753)	$27.13	$10.31
Cancelled	(86,424)	(86,424)	$27.32	$10.31
Outstanding at December 31, 2015	1,626,582	1,626,582	$34.87	$11.94
Granted	256,191	256,191	$69.61	$20.10
Exercised	(393,240)	(393,240)	$25.79	$9.84
Cancelled	(23,089)	(23,089)	$29.74	$11.19
Outstanding at December 31, 2016	1,466,444	1,466,444	$43.45	$13.94
Vested and exercisable at December 31, 2016	651,574	651,574	$29.80	$10.69

Non Vested Shares Outstanding
Non-vested shares outstanding as at December 31, 2016 are as follows:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non-vested outstanding at December 31, 2015	968,853	$42.14	$13.69

Granted	256,191	69.61	20.10
Vested	(391,918)	35.17	12.04
Forfeited	(18,256)	31.48	11.62

Non-vested outstanding at December 31, 2016	814,870	$54.37	$16.55

Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2016:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$15.84	50,000	0.32	$15.84	50,000	$15.84
$16.80	60,000	2.83	$16.80	60,000	$16.80
$17.17	6,000	2.85	$17.17	6,000	$17.17
$20.28	107,588	2.16	$20.28	107,588	$20.28
$20.59	33,000	3.14	$20.59	7,200	$20.59
$22.26	2,160	0.15	$22.26	2,160	$22.26
$22.30	173,642	3.32	$22.30	112,061	$22.30
$23.66	3,520	3.57	$23.66	1,910	$23.66
$24.46	60,816	1.17	$24.46	60,816	$24.46
$26.20	450	1.38	$26.20	450	$26.20
$26.71	4,450	3.69	$26.71	3,560	$26.71
$29.45	3,000	1.32	$29.45	3,000	$29.45
$32.37	165,865	4.33	$32.37	95,457	$32.37
$36.22	20,178	4.46	$36.22	8,443	$36.22
$37.90	5,720	4.93	$37.90	1,600	$37.90
$40.83	81,658	5.39	$40.83	24,646	$40.83
$47.03	63,813	5.17	$47.03	15,693	$47.03
$48.67	118,493	5.21	$48.67	22,992	$48.67
$51.35	4,030	5.60	$51.35	1,612	$51.35
$65.60	93,534	7.38	$65.60	10,557	$65.60
$66.47	11,931	6.39	$66.47	1,417	$66.47
$66.97	3,118	6.45	$66.97	623	$66.97
$68.39	231,687	6.18	$68.39	53,789	$68.39
$71.95	161,791	7.17	$71.95	-	$71.95

$15.84 - $71.95	1,466,444	4.67	$43.45	651,574	$29.80

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014

Weighted average fair value	$20.10	$19.75	$14.09

Assumptions:
Expected volatility	30%	30%	32%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.39%	1.58%	1.57%
Expected life	5.0 years	5.0 years	5.0 years

RSU and PSU Activity
The following table summarizes RSU and PSU activity for the year ended December 31, 2016:
	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2015	901,773	$48.33	1.22	1,067,613	$48.30	1.48

Granted	247,992	$71.58		391,196	$67.45
Shares vested	(311,492)	$33.09		(300,019)	$36.13
Forfeited	(7,750)	$56.58		(133,306)	$52.36

Outstanding at December 31, 2016	830,523	$60.73	1.11	1,025,484	$58.64	1.40

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense has been allocated as follows:

		Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Direct costs	$21,903	$18,358	$12,531
Selling, general and administrative	$18,440	$14,959	$10,211
Total compensation costs	$40,343	$33,317	$22,742